Commitments and Contingencies - Lease commitments - Capital Product Partners L.P. (Details) - Capital Product Partners, L.P. ("CPLP") $ in Thousands	Dec. 31, 2018 USD ($)
2019	$ 67,449
2020	33,804
2021	8,712
Total	$ 109,965